UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              Lau Associates LLC
               Address:           300 Bellevue Parkway
                                  Suite 200
                                  Wilmington, DE 19809

             13F File Number: 028-10327

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Jacob D. Weaver
Title:              Securities Trader
Phone:              302-792-5955
Signature,          Place,              and Date of Signing,


Jacob D. Weaver     Wilmington, DE  October 12, 2009.

Report Type:          [ ] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

1) Luther King Capital Management Corp.



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   64
Form 13F Information Table Value Total:   $94,117

List of Other Included Managers:          None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AFLAC Inc                  COM               001055102      1482    34681 SH      SOLE                             34681
AT & T Inc                 COM               00206R102       516    19113 SH      SOLE                             19113
Abbott Laboratories        COM               002824100       502    10148 SH      SOLE                             10148
Accenture Ltd Cl A         CL A              G1150G111      2863    76820 SH      SOLE                             76820
Altria Group               COM               02209S103       327    18364 SH      SOLE                             18364
America Movil SAB Adr      SPONSORED ADR     02364W105      1743    39762 SH      SOLE                             39762
Amgen Inc                  COM               031162100       334     5552 SH      SOLE                              5552
Bp Plc Adr                 SPONSORED ADR     055622104       588    11042 SH      SOLE                             11042
Bristol-Myers Squibb       COM               110122108       506    22450 SH      SOLE                             22450
Chevron Corp               COM               166764100      1217    17281 SH      SOLE                             17281
Cisco Systems Inc          COM               17275R102      1171    49749 SH      SOLE                             49749
Coca Cola Company          COM               191216100       653    12160 SH      SOLE                             12160
ConocoPhillips             COM               20825C104      6438   142555 SH      SOLE                            142555
CurrencyShs Euro Trust	   EURO SHS          23130C108      1762    12050 SH      SOLE                             12050
Danaher Corp               COM               235851102      2024    30071 SH      SOLE                             30071
Du Pont E I De Nemour & Co COM               263534109      5426   168810 SH      SOLE                            168810
Exxon Mobil Corporation    COM               30231G102      3922    57161 SH      SOLE                             57161
Fiserv Inc                 COM               337738108       377     7830 SH      SOLE                              7830
General Electric Company   COM               369604103      3741   227835 SH      SOLE                            227835
Halliburton Hldg Co        COM               406216101       274    10085 SH      SOLE                             10085
Hewlett Packard Co         COM               428236103       929    19673 SH      SOLE                             19673
Idexx Labs Inc             COM               45168D104      1211    24210 SH      SOLE                             24210
Intel Corp                 COM               458140100      2891   147738 SH      SOLE                            147738
Int'l Business Machines    COM               459200101      1934    16172 SH      SOLE                             16172
Irobot Corp                COM               462726100       739    59993 SH      SOLE                             59993
I Shares Tr                S&P 500 GRW       464287309      1572    29121 SH      SOLE                             29121
I Shares Tr                RUSL 2000 VALU    464287630       382     6764 SH      SOLE                              6764
I Shares Tr                RUSSELL 2000      464287655       666    11064 SH      SOLE                             11064
JP Morgan Chase & Co       COM               46625H100       414     9449 SH      SOLE                              9449
Johnson & Johnson          COM               478160104      4330    71106 SH      SOLE                             71106
L-3 Communications Hldgs   COM               502424104      1452    18075 SH      SOLE                             18075
Medco Health Solutions     COM               58405U102       402     7272 SH      SOLE                              7272
Medtronic Inc              COM               585055106       440    11950 SH      SOLE                             11950
Merck & Co                 COM               589331107       254     8022 SH      SOLE                              8022
Microsoft Corp             COM               594918104       595    23130 SH      SOLE                             23130
National Penn Bancshares   COM               637138108       243    39696 SH      SOLE                             39696
Nestle SA Adr              SPONSORED ADR     641069406       239     5625 SH      SOLE                              5625
Newmont Mining Corp        COM               651639106       202     4600 SH      SOLE                              4600
Norfolk Southern Corp      COM               655844108       555    12867 SH      SOLE                             12867
Novartis AG Spon Adr       SPONSORED ADR     66987V106       227     4700 SH      SOLE                              4700
Oracle Corp                COM               68389X105       590    28310 SH      SOLE                             38310
Pepsico Incorporated       COM               713448108      4100    69900 SH      SOLE                             69900
Petroleo Brasileiro Sa     SPONSORED ADR     71654V408      3336    72675 SH      SOLE                             72675
Pfizer Inc                 COM               717081103       247    14919 SH      SOLE                             14919
Philip Morris Intl Inc     COM               718172109       578    11853 SH      SOLE                             11853
Powershs DB Multi Sector   G10 CURRENCY      73935Y102       209     9100 SH      SOLE                              9100
Powershs DB Multi Sector   DB GOLD FUND      73936B606       257     7100 SH      SOLE                              7100
Procter & Gamble Co        COM               742718109      1571    27123 SH      SOLE                             27123
RevenueShares ETF          LARGE CAP ETF     761396100       213    10930 SH      SOLE                             10930
Royal Dutch Shell A        SPONSORED ADR     780257804       609    10655 SH      SOLE                             10655
SPDR Series Trust	   GOLD              78463V107       418     4225 SH      SOLE                              4225
Schlumberger Ltd           COM               806857108       839    14071 SH      SOLE                             14071
Sigma Aldrich Corp         COM               826552101       216     4000 SH      SOLE                              4000
Staples Inc                COM               855030102       218     9397 SH      SOLE                              9397
Sysco Corp                 COM               871829107      1015    40852 SH      SOLE                             40852
Teva Pharm Inds Ltd        ADR               881624209      3045    60225 SH      SOLE                             60225
Thor Industries Inc        COM               885160101     16198   523357 SH      SOLE                            523357
Transocean Inc             COM               G90073100      1862    21772 SH      SOLE                             21772
3M Company                 COM               88579Y101       658     8911 SH      SOLE                              8911
United Technologies Corp   COM               913071109       223     3654 SH      SOLE                              3654
Verizon Communications     COM               92343V104       436    14420 SH      SOLE                             14420
Vodafone Group Plc Adr     SPONSORED ADR     92857W209       318    14144 SH      SOLE                             14144
Wellpoint Inc              COM               94973H108       879    18559 SH      SOLE                             18559
Wyeth                      COM               983024100       540    11113 SH      SOLE                             11113

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